Property and equipment, net (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 953,923	$ 879,329
Accumulated depreciation			(622,883)	(323,014)
Property and equipment, net	$ 127,090		331,040	556,315
Depreciation expense	$ 176,954	$ 250,563	324,548	277,231	$ 49,881
Manufacturing equipment
Property, Plant and Equipment [Line Items]
Total property and equipment			421,999	421,999
Computers and computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment			311,847	276,263
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment			177,886	159,836
Laboratory equipment
Property, Plant and Equipment [Line Items]
Total property and equipment			13,368	13,368
Capital in progress
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 28,823	$ 7,863